Note 14 - Tax Expense - Unrecgonized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Unused tax losses [member]
Statement Line Items [Line Items]
Tax losses carried forward	$ 5,105	$ 4,989